Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2024
Intangible Assets [Abstract]
Schedule of Changes in Intangible Assets	Changes in intangible assets:
	Balance at January 1, 2024	Additions	Disposals	Amortization	Exchange rate variation	Balance at September 30, 2024
Amortizing:
Trademarks	341,183	682	—	(22,056)	653	320,462
Software	24,941	17,210	(7)	(4,635)	(3,151)	34,358
Customer relationships	486,166	—	—	(54,213)	6,590	438,543
Supplier contracts	28,077	—	—	(2,815)	(1,999)	23,263
Others	1,044	33	—	(178)	(53)	846
Non-amortizing:
Trademarks	1,092,793	484	—	—	8,042	1,101,319
Water rights	11,391	214	—	—	52	11,657
	1,985,595	18,623	(7)	(83,897)	10,134	1,930,448

	Balance at January 1, 2023	Additions	Disposals	Amortization	Exchange rate variation	Balance at September 30, 2023
Amortizing:
Trademarks	315,912	457	—	(16,846)	5,510	305,033
Software	21,079	5,980	(12)	(3,801)	818	24,064
Customer relationships	549,705	2,370	(2,434)	(54,999)	2,692	497,334
Supplier contracts	30,509	—	—	(2,864)	777	28,422
Others	833	36	(28)	(204)	(2)	635
Non-amortizing:
Trademarks	1,050,106	253	—	—	1,143	1,051,502
Water rights	11,347	—	—	—	(134)	11,213
	1,979,491	9,096	(2,474)	(78,714)	10,804	1,918,203